Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

December 31 (millions of dollars)	2018	2017
Post-retirement and post-employment benefit liability (Note 18)	1,406	1,507
Pension benefit liability (Note 18)	547	981
Environmental liabilities (Note 19)	139	168
Due to related parties (Note 26)	41	39
Long-term accounts payable	11	13
Asset retirement obligations (Note 20)	10	9
Other liabilities	10	17
	2,164	2,734